Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The Company’s cybersecurity risk management program consists of:

i.An overall strategy to develop, improve and maintain its cybersecurity processes, policies and governance frameworks as documented in our Cyber Security Manual (the "Manual");
ii.The Manual follows the NIST framework and adheres to relevant rules, regulations, guidelines, and standards, including IMO, IACS UR E26 & E27, IEC 62443, and ISO 27001:2022
iii.A dedicated Cybersecurity Team responsible for managing and mitigating cybersecurity risk;
iv.Engagement of external cybersecurity consultants and service providers;
v.Utilization of third party cybersecurity tools and technologies; and
vi.A governance structure that includes Board of Directors and management oversight.

The Company utilizes industry-vetted cybersecurity practices focusing on both Information Technology (IT) and Operational Technology (OT) assets.

The Manual ensures that the various systems supporting the operations of the Company are safe, secure, and resilient against cyber incidents. This Manual helps our employees and contractors to understand their cybersecurity responsibility with documented procedures and processes.

The Cybersecurity Team consists of members from IT and OT functional areas with specialized skills in order to support the effective management of cybersecurity’s framework, policies, and procedures. The Company relies on this team to assist in the development and execution of the cyber strategy, to own and deliver the cyber work plan, as well as being the first responder for any potential cyber attacks and incidents.
The Company has engaged a third party cybersecurity consultant to assist in the implementation and operationalization of the Manual, including conducting risk and vulnerability assessments, providing expert guidance on cybersecurity best practices and supporting incident response efforts.

The Company leverages various third party tools and technologies as part of its efforts to enhance its cybersecurity functions. It regularly conducts incident response desktop exercises to assess and improve its preparedness for cyberattacks. Additionally, the Company evaluates potential cybersecurity threats related to third party providers and counterparties.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
The Company’s cybersecurity risk management program consists of:

i.An overall strategy to develop, improve and maintain its cybersecurity processes, policies and governance frameworks as documented in our Cyber Security Manual (the "Manual");
ii.The Manual follows the NIST framework and adheres to relevant rules, regulations, guidelines, and standards, including IMO, IACS UR E26 & E27, IEC 62443, and ISO 27001:2022
iii.A dedicated Cybersecurity Team responsible for managing and mitigating cybersecurity risk;
iv.Engagement of external cybersecurity consultants and service providers;
v.Utilization of third party cybersecurity tools and technologies; and
vi.A governance structure that includes Board of Directors and management oversight.

The Company utilizes industry-vetted cybersecurity practices focusing on both Information Technology (IT) and Operational Technology (OT) assets.

The Manual ensures that the various systems supporting the operations of the Company are safe, secure, and resilient against cyber incidents. This Manual helps our employees and contractors to understand their cybersecurity responsibility with documented procedures and processes.

The Cybersecurity Team consists of members from IT and OT functional areas with specialized skills in order to support the effective management of cybersecurity’s framework, policies, and procedures. The Company relies on this team to assist in the development and execution of the cyber strategy, to own and deliver the cyber work plan, as well as being the first responder for any potential cyber attacks and incidents.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Audit and Risk Committee, on behalf of the Board of Directors, considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures and the steps taken by management to monitor and mitigate cybersecurity risks. The Audit and Risk Committee is responsible for the allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.

The Chief Executive Officer has delegated the day-to-day oversight of cybersecurity and other technology risks to the Head of IT and Digitalization, who oversees a team of IT and OT professionals, including third party providers.

The Head of IT and Digitalization is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Audit and Risk Committee on a quarterly basis or more often as needed.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Audit and Risk Committee, on behalf of the Board of Directors, considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures and the steps taken by management to monitor and mitigate cybersecurity risks. The Audit and Risk Committee is responsible for the allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Head of IT and Digitalization is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Audit and Risk Committee on a quarterly basis or more often as needed.

Cybersecurity Risk Role of Management [Text Block]
The Chief Executive Officer has delegated the day-to-day oversight of cybersecurity and other technology risks to the Head of IT and Digitalization, who oversees a team of IT and OT professionals, including third party providers.

The Head of IT and Digitalization is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Audit and Risk Committee on a quarterly basis or more often as needed.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Head of IT and Digitalization is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Audit and Risk Committee on a quarterly basis or more often as needed.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The Head of IT and Digitalization is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Audit and Risk Committee on a quarterly basis or more often as needed.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The Head of IT and Digitalization is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Audit and Risk Committee on a quarterly basis or more often as needed.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true